Disclosure of detailed information about warrants outstanding (Details)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017
Statement [Line Items]
Number of warrants outstanding in share-based payment arrangement	19,000,000	19,000,000	54,531,000
Expire January 2, 2018 [Member]
Statement [Line Items]
Weighted average exercise price of warrants outstanding in share-based payment arrangement		$ 0.16
Number of warrants outstanding in share-based payment arrangement	0	0	5,721,000
Expire September 13, 2018 [Member]
Statement [Line Items]
Weighted average exercise price of warrants outstanding in share-based payment arrangement	$ 0.15
Number of warrants outstanding in share-based payment arrangement	0	0	29,810,000
Expire October 3, 2019 [Member]
Statement [Line Items]
Weighted average exercise price of warrants outstanding in share-based payment arrangement	$ 0.16
Number of warrants outstanding in share-based payment arrangement	19,000,000	19,000,000	19,000,000